Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents		$ 271	$ 338
Accounts receivable and accrued revenues		645	1,307
Risk Management Assets, Current		367	707
Income tax receivable		324	509
Total Current Assets		1,607	2,861
Natural gas & oil properties, based on full cost accounting
Proved properties		40,647	42,615
Unproved properties		5,616	6,133
Other		2,181	2,711
Property, plant and equipment		48,444	51,459
Less: Accumulated depreciation, depletion and amortization	[1]	(38,587)	(33,444)
Property, plant and equipment, net		9,857	18,015
Cash in Reserve		2	73
Other Assets		296	394
Risk Management Assets, Long-term		11	65
Deferred Income Taxes Assets		1,081	206
Goodwill		2,790	2,917
Total Assets		15,644	24,531
Current Liabilities
Accounts payable and accrued liabilities		1,311	2,243
Income tax payable		6	15
Risk Management Liabilities, Current		16	20
Current portion of long-term debt		0
Total Current Liabilities		1,333	2,278
Long-Term Debt		5,363	7,340
Other Liabilities and Provisions		1,975	2,484
Risk Management Liabilities, Long-term		9	7
Asset Retirement Obligation		773	870
Deferred Income Taxes		24	1,867
Total Liabilities		$ 9,477	$ 14,846
Commitments and Contingencies
Shareholders' Equity
Share capital - authorized unlimited common shares, without par value, 2015 issued and outstanding: 849.8 million shares (2014: 741.2 million shares)		$ 3,621	$ 2,450
Paid in surplus		1,358	1,358
Retained earnings		(202)	5,188
Accumulated other comprehensive income		1,390	689
Total Shareholders' Equity		6,167	9,685
Total Liabilities and Shareholders' Equity		$ 15,644	$ 24,531

[1]	Depreciation, depletion and amortization.